AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 7, 2008.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 77	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on December 5, 2008 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 49 to its Registration Statement until December 5, 2008. Post-Effective Amendment No. 66 to the Trust’s Registration Statement relates to the PowerShares Ireland Portfolio, which was created pursuant to Post-Effective Amendment No. 49 to the Trust’s Registration Statement filed on June 6, 2008.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 66, 70, 73 and 76 to the Trust’s Registration Statement filed on August 15, 2008, September 12, 2008, October 10, 2008 and November 7, 2008, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 49 under the Securities Act of 1933 and Amendment No. 50 under the Investment Company Act of 1940, filed on June 6, 2008 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 7th day of November, 2008.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	November 7, 2008
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	November 7, 2008
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	November 7, 2008
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	November 7, 2008
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	November 7, 2008
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	November 7, 2008
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	November 7, 2008
Donald S. Wilson

*By: /s/ Stuart M. Strauss		November 7, 2008
Stuart M. Strauss
Attorney-In-Fact